FINANCIAL RISK MANAGEMENT - Fair value estimation (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Level 1
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	$ 7,422	$ 16,472
Level 2
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	0	0
Level 3
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, fair value	0	1
FVTPL
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	7,422	16,473
Amortized cost
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	9,525,937	12,279,702
Cash and cash equivalents | Level 1
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	0	0
Cash and cash equivalents | Level 2
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	0	0
Cash and cash equivalents | Level 3
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, fair value	0	0
Cash and cash equivalents | FVTPL
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	0	0
Cash and cash equivalents | Amortized cost
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	907,551	630,623
Short-term investments | Level 1
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	0	0
Short-term investments | Level 2
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	0	0
Short-term investments | Level 3
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, fair value	0	0
Short-term investments | FVTPL
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	0	0
Short-term investments | Amortized cost
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	8,618,386	11,649,079
Marketable securities | Level 1
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	7,422	16,472
Marketable securities | Level 2
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	0	0
Marketable securities | Level 3
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, fair value	0	1
Marketable securities | FVTPL
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	7,422	16,473
Marketable securities | Amortized cost
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	$ 0	$ 0